Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended			8 Months Ended
	Dec. 29, 2023	Oct. 20, 2023	Sep. 29, 2023	Aug. 01, 2023	Jan. 07, 2024	Oct. 15, 2023	Oct. 09, 2022	Jan. 07, 2024	Jan. 01, 2023	Dec. 28, 2023	Dec. 04, 2023	Aug. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Class of Warrant or Right [Line Items]
Warrants issued (in shares)										354,436
Exercise price of warrant (in dollars per share)					$ 9.58			$ 9.58						$ 1.31	$ 4.49	$ 3.45	$ 3.45
Expiration period														10 years
Proceeds from the Oaktree Tranche 2 Loan								$ 1,590	$ 0
Adjustments to Additional Paid in Capital, Warrant Issued					$ 0	$ 173	$ 10
Line of Credit [Member] | Term Loan, Tranche 2
Class of Warrant or Right [Line Items]
Proceeds from the Oaktree Tranche 2 Loan	$ 5,000	$ 5,000	$ 1,500	$ 1,000
Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				7,629									258,303	267,000
Exercise price of warrant (in dollars per share)											$ 0.01			$ 0.01
Warrants outstanding														$ 1,712
Service Provider
Class of Warrant or Right [Line Items]
Warrants issued (in shares)					7,500			7,500
Exercise price of warrant (in dollars per share)					$ 10			$ 10						$ 10
Granite Creek Capital Partners LLC
Class of Warrant or Right [Line Items]
Warrants issued (in shares)												48,530		111,619
Exercise price of warrant (in dollars per share)													$ 0.001	$ 0.01
Warrants outstanding											$ 2,202			$ 1,925
Warrants Not Amended | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				8,697
Contingently Issuable Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				87,728
Issued Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				179,272
Public Warrants
Class of Warrant or Right [Line Items]
Expiration period					5 years			5 years
Warrants outstanding	$ 4,456
Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share)	$ 0.01
Expiration period	10 years
Tranche 2 Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	38,142	38,143	11,443
Exercise price of warrant (in dollars per share)	$ 0.01
Adjustments to Additional Paid in Capital, Warrant Issued	$ 415	$ 524	$ 173
Amended Warrants | Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants issued (in shares)				162,946